FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2006

                  Date of reporting period: December 31, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (unaudited)

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                                                                                  Rating
  Face                                                                            Moody's/
 Amount     State of Oregon General Obligation Bonds (59.2%)                       S&P                       Value   (a)

             Bend, Oregon Transportation Highway System
             (MBIA Corporation Insured)
$1,135,000   5.300%, 09/01/17                                                      Aaa/NR              $    1,213,451

             Benton and Linn Counties Oregon School District
             #509J (Financial Security Assurance Insured)
 4,670,000   5.000%,06/01/21                                                       Aaa/NR                   4,942,027

             Chemeketa, Oregon Community College District
             (Financial Guaranty Insurance Corporation Insured)
 1,385,000   5.500%, 06/01/14                                                     Aaa/AAA                   1,557,252

             Clackamas County, Oregon School District
             #007J (Lake Oswego)
 1,340,000   5.375%, 06/01/13 pre-refunded                                         Aa2/NR                   1,461,337

             Clackamas County, Oregon School District
             #12 (North Clackamas)  (Financial Security Assurance Insured)
 9,110,000   5.000%, 06/15/17                                                     Aaa/AAA                   9,957,321

             Clackamas County, Oregon School District #62
             (Oregon City) (Financial Security Assurance Insured)
 5,270,000   5.000%, 06/15/16                                                     Aaa/AAA                   5,687,489

             Clackamas County, Oregon School District #62
             (Oregon City) (State School Bond Guaranty Program)
 1,330,000   5.375%, 06/15/17 pre-refunded                                        Aa3/AA-                   1,436,334
 2,055,000   5.500%, 06/15/20 pre-refunded                                        Aa3/AA-                   2,229,819

             Clackamas County, Oregon School District #86 (Canby)
             (Financial Security Assurance Insured)
 2,240,000   5.000%, 06/15/19                                                     Aaa/AAA                   2,398,323

 1,500,000   5.000%, 06/15/25                                                     Aaa/AAA                   1,585,530
1,000,000   5.000%, 06/15/23                                                     Aaa/AAA                    1,062,620


             Clackamas County, Oregon School District #108
             (Estacada) (Financial Security Assurance Insured)
 1,295,000   5.375%, 06/15/17 pre-refunded                                        Aaa/AAA                   1,413,052
 2,000,000   5.000%, 06/15/25 pre-refunded                                        Aaa/AAA                   2,145,460

             Clackamas County, Oregon Tax Allocation
 1,000,000   6.500%, 05/01/20                                                      NR/NR*                   1,004,640

             Clackamas, Oregon Community College District
             (Financial Guaranty Insurance Corporation Insured)
 3,955,000   5.250%, 06/15/17                                                     Aaa/AAA                   4,238,574
 4,310,000   5.250%, 06/15/18                                                     Aaa/AAA                   4,603,727

             Clackamas and Washington Counties, Oregon School
             District #3J (Financial Guaranty Insurance Corporation
             Insured)
 1,620,000   5.000%, 06/01/17 pre-refunded                                        Aaa/AAA                   1,658,588

             Clatsop County, Oregon School District #1 (Astoria)
             (State School Bond Guaranty Program)
 1,895,000   5.500%, 06/15/19 pre-refunded                                         NR/AA-                   2,056,208

             Columbia County, Oregon School District #502 (Financial
             Guaranty Insurance Corporation Insured)
 2,070,000   zero coupon, 06/01/15                                                Aaa/AAA                   1,389,901

             Columbia Gorge, Oregon Community College District
             (MBIA Corporation Insured)
 1,440,000   5.000%, 06/15/22                                                      Aaa/NR                   1,531,325

             Deschutes County, Oregon Administrative School
             District #1 (Bend-LaPine)
 1,500,000   5.000%, 12/01/17 pre-refunded                                         A1/NR                    1,581,555

             Deschutes County, Oregon Administrative School
             District #1 (Bend-LaPine)
             (Financial Security Assurance Insured)
 1,145,000   5.500%, 06/15/14 pre-refunded                                         Aaa/NR                   1,256,409
 1,300,000   5.500%, 06/15/16 pre-refunded                                         Aaa/NR                   1,426,490
 1,355,000   5.500%, 06/15/18 pre-refunded                                         Aaa/NR                   1,486,842
 3,000,000   5.125%, 06/15/21 pre-refunded                                         Aaa/NR                   3,236,610

             Deschutes County, Oregon (Financial Security Assurance Insured)
 2,000,000   5.000%, 12/01/14                                                      Aaa/NR                   2,153,320
 1,615,000   5.000%, 12/01/15                                                      Aaa/NR                   1,730,666
 2,260,000   5.000%, 12/01/16                                                      Aaa/NR                   2,417,612




             Deschutes County, Oregon School District #6 (Sisters)
             (Financial Security Assurance Insured)
 1,735,000   5.250%, 06/15/19                                                     Aaa/AAA                   1,947,260
 1,030,000   5.250%, 06/15/21                                                     Aaa/AAA                   1,161,995

             Deschutes and Jefferson Counties Oregon  School
             District #02J (Redmond) (Financial Guaranty Insurance
             Corporation Insured)
 1,000,000   5.000%, 06/15/21                                                      Aaa/NR                   1,063,670
 2,330,000   zero coupon, 06/15/22                                                 Aaa/NR                   1,099,411

             Douglas County, Oregon School District #4 (Roseburg)
             (State School Bond Guaranty Program)
 1,075,000   5.125%, 12/15/17 pre-refunded                                         Aa3/NR                   1,164,999

             Douglas County, Oregon School District  #116
             (Winston-Dillard) (State School Bond Guaranty Program)
 1,020,000   5.625%, 06/15/20 pre-refunded                                         NR/AA-                   1,111,984

             Eugene, Oregon  (Parks and Open Space)
 1,465,000   5.250%, 02/01/18                                                      Aa2/NR                   1,546,894
 1,555,000   5.250%, 02/01/19                                                      Aa2/NR                   1,640,074

             Gresham, Oregon
             (Financial Security Assurance Insured)
 1,155,000   5.375%, 06/01/18                                                      Aaa/NR                   1,257,529

             Jackson County, Oregon School District #4 (Phoenix-Talent)
             (Financial Security Assurance Insured)
 1,490,000   5.500%, 06/15/13 pre-refunded                                        Aaa/AAA                   1,634,977
 1,395,000   5.500%, 06/15/18 pre-refunded                                        Aaa/AAA                   1,530,734

             Jackson County, Oregon School District #9
             (Eagle Point) (MBIA Corporation Insured)
 2,080,000   5.500%, 06/15/15                                                      Aaa/NR                   2,349,547
 1,445,000   5.500%, 06/15/16                                                      Aaa/NR                   1,637,777
 1,510,000   5.250%, 06/15/17                                                      Aaa/NR                   1,684,873

             Jackson County, Oregon School District #9 (Eagle Point)
             (State School Bond Guaranty Program)
 1,120,000   5.625%, 06/15/17 pre-refunded                                         Aa3/NR                   1,235,864
 1,880,000   5.000%,06/15/21 pre-refunded                                          Aa3/NR                   2,016,732

             Jackson County, Oregon School District #549
             (Medford) (State School Bond Guaranty Program)
 1,750,000   5.000%, 06/15/12                                                      Aa3/NR                   1,881,425

             Jefferson County, Oregon School District #509J
             (Financial Guaranty Insurance Corporation Insured)
 1,215,000   5.250%, 06/15/14                                                     Aaa/AAA                   1,323,536
 1,025,000   5.250%, 06/15/17                                                     Aaa/AAA                   1,110,444

             Josephine County, Oregon School District #7 (Grants Pass)
                (Financial Guaranty Insurance Corporation Insured)
 2,700,000   5.700%, 06/01/13 pre-refunded                                        Aaa/AAA                   2,790,072

             Josephine County, Oregon Three Rivers School District
             (Financial Security Assurance Insured)
 1,780,000   5.250%, 06/15/18 pre-refunded                                         Aaa/NR                   1,931,318
 1,130,000   5.000%, 06/15/19 pre-refunded                                         Aaa/NR                   1,212,185

             Lane and Douglas Counties, Oregon School District
             #45J (South Lane)
             (State School Bond Guaranty Program)

 1,525,000   6.000%, 06/15/18 pre-refunded                                         NR/AA-                   1,682,609

             Lane and Douglas Counties, Oregon School District
             #97J (Siuslaw) (Financial Guaranty Insurance Corporation
             Insured)
 1,340,000   5.375%, 06/15/17                                                      Aaa/NR                   1,510,461

             Lane and Douglas Counties, Oregon School District
             #97J (Siuslaw)
             (State School Bond Guaranty Program)
 1,000,000   5.400%, 06/15/19 pre-refunded                                         Aa3/NR                   1,066,150

             Lane County, Oregon  (Financial Security Assurance Insured)
 2,870,000   5.000%, 6/01/15                                                       Aaa/NR                   3,088,464

             Lane County, Oregon School District #40 (Creswell)
             (State School Bond Guaranty Program)
 1,430,000   5.375%, 06/15/20 pre-refunded                                         NR/AA-                   1,544,329

             Lincoln County, Oregon School District
                (Financial Guaranty Insurance Corporation Insured)
 1,245,000   5.250%, 06/15/12                                                     Aaa/AAA                   1,317,584

             Linn-Benton, Oregon Community College District
                (Financial Guaranty Insurance Corporation Insured)
 1,160,000   zero coupon, 06/15/11                                                Aaa/AAA                     944,530

             Linn County, Oregon School District #7 (Harrisburg)
             (State School Bond Guaranty Program)
 1,660,000   5.500%, 06/15/19 pre-refunded                                         NR/AA-                   1,801,216

             Linn County, Oregon School District #9 (Lebanon)
                (Financial Guaranty Insurance Corporation Insured)
 3,000,000   5.600%, 06/15/30 pre-refunded                                        Aaa/AAA                   3,372,030

             Linn County, Oregon School District #9 (Lebanon)
             (MBIA Corporation Insured)
 2,500,000   5.000%, 06/15/30                                                     Aaa/AAA                   2,589,000

             Madras Aquatic Center District, Oregon
 1,695,000   5.000%, 06/01/22                                                      NR/NR*                   1,756,698

             Metro, Oregon
 3,240,000   5.000%, 01/01/13                                                     Aa1/AAA                   3,394,872
 3,000,000   5.250%, 09/01/14                                                     Aa1/AAA                   3,263,820

             Morrow County, Oregon School District #1
             (Financial Security Assurance Insured)
 1,710,000   5.250%, 06/15/19                                                     Aaa/AAA                   1,919,201

             Multnomah County, Oregon School District #007
             (Reynolds) (MBIA Corporation Insured)
 2,625,000   5.000%, 06/01/25                                                      Aaa/NR                   2,723,516

             Multnomah County, Oregon School District #7 (Reynolds)
             (State School Bond Guaranty Program)
   500,000   5.625%, 06/15/17 pre-refunded                                        Aa3/AA-                     551,725
 2,375,000   5.125%, 06/15/19 pre-refunded                                        Aa3/AA-                   2,562,316

             Multnomah County, Oregon School District #40 (David Douglas)
                (Financial Security Assurance Insured)
 2,055,000   5.000%, 12/01/15 pre-refunded                                        Aaa/AAA                   2,195,644

             Multnomah and Clackamas Counties, Oregon School
             District #10 (Gresham-Barlow)
                (Financial Security Assurance Insured)
 1,140,000   5.000%, 06/15/16                                                     Aaa/AAA                   1,221,088
 1,205,000   5.000%, 06/15/17                                                     Aaa/AAA                   1,283,494
 1,500,000   5.500%, 06/15/18 pre-refunded                                        Aaa/AAA                   1,645,950
 4,775,000   5.250%, 06/15/19                                                     Aaa/AAA                   5,332,863
 2,650,000   5.000%, 06/15/21 pre-refunded                                        Aaa/AAA                   2,842,735

             Multnomah and Clackamas Counties, Oregon School
             District #28JT (Centennial) (Financial Security Assurance
             Insured)
 2,680,000   5.25%, 12/15/18                                                       Aaa/NR                   3,007,201

             Northern Oregon Correctional  (AMBAC Indemnity
                Corporation Insured)
 1,195,000   5.400%, 09/15/16 pre-refunded                                        Aaa/AAA                   1,236,968

             Oak Lodge, Oregon Water District (AMBAC Indemnity
                Corporation Insured)
   215,000   7.300%, 12/01/06                                                     Aaa/AAA                     218,440
   215,000   7.400%, 12/01/07                                                     Aaa/AAA                     218,614

             Oregon  Coast Community College District (MBIA Corporation Insured)
 1,590,000   5.250%, 06/15/17                                                      Aaa/NR                   1,737,155
 1,475,000   5.250%, 06/15/20                                                      Aaa/NR                   1,602,691

             State of Oregon
 1,975,000   5.250%, 10/15/13                                                     Aa3/AA-                   2,148,287
 2,115,000   5.250%, 10/15/14                                                     Aa3/AA-                   2,305,836

             State of Oregon Board of Higher Education
   820,000   zero coupon, 08/01/16                                                Aa3/AA-                     520,807
   500,000   zero coupon, 08/01/18                                                Aa3/AA-                     287,515
   540,000   zero coupon, 08/01/19                                                Aa3/AA-                     295,180
 2,560,000   5.500%, 08/01/21 pre-refunded                                        Aa3/AA-                   2,762,035
   870,000   5.000%, 08/01/22 pre-refunded                                        Aa3/AA-                     914,605
 2,130,000   5.000%, 08/01/22                                                     Aa3/AA-                   2,208,171
 1,655,000   5.600%, 08/01/23 pre-refunded                                        Aa3/AA-                   1,729,823
 1,500,000   5.600%, 08/01/23 pre-refunded                                        Aa3/AA-                   1,567,815

             State of Oregon Elderly and Disabled Housing
    40,000   6.250%, 08/01/13                                                     Aa3/AA-                      40,100

             State of Oregon Veterans' Welfare
   700,000   9.200%, 10/01/08                                                      Aa3/NR                     805,455
   735,000   5.200%, 10/01/18                                                     Aa3/AA-                     754,654

             Portland, Oregon
 1,000,000   4.600%, 06/01/14                                                      Aaa/NR                   1,036,660
 2,975,000   zero coupon, 06/01/15                                                 Aa2/NR                   1,992,030
 1,120,000   5.125%, 06/01/18                                                      Aaa/NR                   1,186,035
10,480,000   4.350%, 06/01/23                                                      Aa2/NR                  10,572,119

             Portland, Oregon Community College District
 3,015,000   5.125%, 06/01/13 pre-refunded                                         Aa2/AA                   3,243,537
 3,115,000   5.125%, 06/01/16 pre-refunded                                         Aa2/AA                   3,351,117
 2,350,000   5.000%, 06/01/21 pre-refunded                                         Aa2/AA                   2,513,795

             Portland, Oregon Community College District
                (Financial Guaranty Insurance Corporation Insured)
 1,395,000   5.000%, 06/01/17 pre-refunded                                        Aaa/AAA                   1,492,232



             Rogue Community College District Oregon (MBIA
             Corporation Insured)
1,000,000    5.000%, 06/15/22                                                      Aaa/NR                  1,061,820
 1,540,000   5.000%, 06/15/20                                                      Aaa/NR                   1,646,352
 1,195,000   5.000%, 06/15/25                                                      Aaa/NR                   1,258,395

             Salem-Keizer Oregon School District #24J (Financial
             Security Assurance Insured)
 1,000,000   4.875%, 06/01/14                                                     Aaa/AAA                   1,037,750

             Southwestern Oregon Community College District
             (MBIA Corporation Insured)
 1,120,000   6.000%, 06/01/25 pre-refunded                                        Aaa/AAA                   1,237,208

             Tillamook County, Oregon School District #9
             (Financial Security Assurance Insured)
 3,000,000   5.250%, 06/15/22                                                     Aaa/AAA                   3,228,750

             Tillamook and Yamhill Counties, Oregon School
             District #101 (Nestucca Valley) (Financial Security Assurance
             Insured)
 1,760,000   5.000%, 06/15/25                                                      NR/AAA                   1,860,355

             Umatilla County, Oregon  (Financial Guaranty Insurance
             Corporation Insured)
 2,000,000   5.600%, 10/01/15 pre-refunded                                        Aaa/AAA                   2,034,380

             Umatilla County, Oregon School District  #16R
             (Pendleton) (Financial Guaranty Insurance Corporation Insured)
 1,550,000   5.500%, 07/01/12                                                      Aaa/NR                   1,718,113

             Wasco County, Oregon School District #12 (The Dalles)
             (Financial Security Assurance Insured)
 1,135,000   6.000%, 06/15/15 pre-refunded                                        Aaa/AAA                   1,254,765
 1,400,000   5.500%, 06/15/17                                                     Aaa/AAA                   1,594,054
 1,790,000   5.500%, 06/15/20                                                     Aaa/AAA                   2,058,965

             Washington County, Oregon
 1,000,000   5.000%, 06/01/17                                                      Aa2/NR                   1,052,610

             Washington County, Oregon School District #15
             (Forest Grove) (Financial Security Assurance Insured)
 2,285,000   5.375%, 06/15/14 pre-refunded                                         Aaa/NR                   2,493,301
 1,760,000   5.375%, 06/15/16 pre-refunded                                         Aaa/NR                   1,920,442
 2,000,000   5.000%, 06/15/21 pre-refunded                                         Aaa/NR                   2,145,460

             Washington County, Oregon School District #48J (Beaverton)
 2,000,000   5.125%, 01/01/15                                                     Aa2/AA-                   2,148,540
 1,620,000   5.125%, 01/01/16                                                     Aa2/AA-                   1,740,317

             Washington County, Oregon School District #48J
             (Beaverton) (Financial Guaranty Insurance Corporation Insured)
 2,800,000   5.375%, 06/01/19 pre-refunded                                        Aaa/AAA                   2,980,964

             Washington County, Oregon School District #48J (Beaverton)
             (Financial Security Assurance Insured)
 1,900,000   5.000%, 06/01/16                                                     Aaa/AAA                   2,057,396

             Washington and Clackamas Counties, Oregon School
             District #23 (Tigard) (MBIA Corporation Insured)
 4,700,000   5.375%, 06/15/14 pre-refunded                                         Aaa/NR                   5,175,922
 2,525,000   5.375%, 06/15/20 pre-refunded                                         Aaa/NR                   2,780,682

             Washington and Clackamas Counties, Oregon School
             District #23J (Tigard)
 1,000,000   5.650%, 06/01/15 pre-refunded                                         Aa3/NR                   1,009,660

             Washington, Clackamas, and Yamhill County, Oregon
             School District #88JT (Sherwood) (Financial Security
             Assurance Insured)
 2,055,000   5.125%, 06/15/12 pre-refunded                                         Aaa/NR                   2,172,690

             Washington, Multnomah and Yamhill County, Oregon School
             District #1J (Hillsboro)
 1,295,000   5.250%, 06/01/13 pre-refunded                                         Aa3/NR                   1,373,529

             Washington and Yamhill, Oregon County School District
             #58J (Farmington View) (AMBAC Indemnity Corporation
             Insured)
    90,000   6.600%, 11/01/06                                                     Aaa/AAA                      90,957

             Yamhill County, Oregon  School District #29J (Newberg)
             (Financial Security
                Assurance Insured)
 2,000,000   5.350%, 06/01/06                                                     Aaa/AAA                   2,015,960

             Yamhill County, Oregon School District #29J (Newberg)
             (MBIA Corporation Insured)
 2,850,000   5.250%, 06/15/17 pre-refunded                                         Aaa/NR                   3,118,271
 3,765,000   5.250%, 06/15/20 pre-refunded                                         Aaa/NR                   4,119,399
                                                                                                            ---------

             Total General Obligation Bonds
                                                                                                          260,941,961
                                                                                                          -----------

             State of Revenue Bonds (38.4%)

             Airport Revenue Bonds (0.8%)

             Port of Portland, Oregon Airport (AMBAC Indemnity
             Corporation Insured)
 3,000,000   5.500%, 07/01/24                                                     Aaa/AAA                   3,222,030
                                                                                                            ---------

             Certificates of Participation Revenue Bonds (3.5%)

             Oregon State Department Administrative Services
     355,000 5.000%, 11/01/19 pre-refunded                                        Aaa/AAA                     369,235

     595,000 5.000%, 11/01/19                                                     Aaa/AAA                     616,075


             Oregon State Department Administrative Services
                (Financial Guaranty Insurance Corporation Insured)
 1,000,000 5.000%, 11/01/20                                                     Aaa/AAA                   1,066,280


             Oregon State Department of Administration Services
                (AMBAC Indemnity Corporation Insured)
   500,000   5.375%, 05/01/14                                                     Aaa/AAA                     545,985
 1,120,000   5.000%, 05/01/21                                                     Aaa/AAA                   1,175,574
 1,500,000   5.800%, 05/01/24 pre-refunded                                        Aaa/AAA                   1,563,405
 4,095,000   6.000%, 05/01/26 pre-refunded                                        Aaa/AAA                   4,556,547

             Oregon State Department of Administrative Services
             (Financial Security Assurance Insured)
 1,300,000   5.500%, 11/01/12                                                     Aaa/AAA                   1,447,329
 1,135,000   5.000%, 05/01/15                                                     Aaa/AAA                   1,216,788
 1,770,000   5.000%, 05/01/19                                                     Aaa/AAA                   1,879,988
 1,000,000   5.000%, 05/01/22                                                     Aaa/AAA                   1,054,920
                                                                                                            ---------

             Total Certificates of Participation Revenue Bonds
                                                                                                           15,492,126
                                                                                                           ----------

             Hospital Revenue Bonds (7.2%)

             Clackamas County, Oregon Hospital Facilities Authority
             (Legacy Health
                System)
 2,000,000   5.250%, 02/15/17                                                      Aa3/AA                   2,110,200
 2,980,000   5.250%, 02/15/18                                                      Aa3/AA                   3,126,705
 4,025,000   5.250%, 05/01/21                                                      Aa3/AA                   4,234,461

             Clackamas County, Oregon Hospital Facilities Authority
             (Legacy Health
                System) (MBIA Corporation Insured)
 2,650,000   4.750%, 02/15/11                                                     Aaa/AAA                   2,769,117

             Clackamas County, Oregon Hospital Facilities Authority
             (Mary's Woods)
 3,480,000   6.625%, 05/15/29                                                      NR/NR*                   3,893,215

             Deschutes County, Oregon Hospital Facilities Authority
             (Cascade Health)
 2,000,000   5.600%, 01/01/27                                                      A1/NR                    2,212,620
 3,000,000   5.600%, 01/01/32                                                      A1/NR                    3,318,930

             Medford, Oregon Hospital Facilities Authority Revenue
    705,000  5.000%, 08/15/18 pre-refunded                                        Aaa/AAA                     741,561

    345,000  5.000%, 08/15/19                                                     Aaa/AAA                     358,138


             Multnomah County Oregon Hospital Facility Authority
             (Providence Health System)
 2,390,000   5.250%,  10/01/22                                                     Aa3/AA                   2,557,372

             State of Oregon Health Housing Educational and Cultural
             Facilities Authority
             (Peacehealth) (AMBAC Indemnity Corporation Insured)
 2,300,000   5.250%, 11/15/17                                                     Aaa/AAA                   2,469,510
 1,850,000   5.000%, 11/15/26                                                     Aaa/AAA                   1,929,495
 1,430,000   5.000%, 11/15/32                                                     Aaa/AAA                   1,476,847

             Western Lane County, Oregon Hospital Facilities Authority
                  (Sisters
                 of St. Joseph Hospital) (MBIA Corporation Insured)
   685,000   5.625%, 08/01/07                                                     Aaa/AAA                     693,247
                                                                                                              -------

             Total Hospital Revenue Bonds
                                                                                                           31,891,418
                                                                                                           ----------

             Housing, Educational, and Cultural Revenue Bonds (6.1%)

             Clackamas Community College District, Oregon (MBIA
                Corporation Insured)
 1,865,000   5.700%, 06/01/16 pre-refunded                                        Aaa/AAA                   1,883,389

             Forest Grove, Oregon (Pacific University) (Radian Insured)
 4,000,000   5.000%, 05/01/22                                                      Aa3/AA                   4,163,040

             Multnomah County, Oregon Educational Facility
             (University of Portland)
 1,000,000   6.000%, 04/01/20                                                     NR/BBB+                   1,068,750

             Oregon Health Sciences University, Oregon
                 (MBIA Corporation
             Insured)
 4,500,000   5.250%, 07/01/15                                                     Aaa/AAA                   4,630,950
11,550,000   zero coupon, 07/01/21                                                Aaa/AAA                   5,727,645
 3,140,000   5.250%, 07/01/22                                                     Aaa/AAA                   3,377,227

             Oregon State Facilities Authority Revenue (Willamette
             University) (Financial Guaranty Corporation Insured)
   500,000   5.125%, 10/01/25                                                      NR/AAA                     535,385

             State of Oregon Housing and Community Services
     5,000   5.900%, 07/01/12                                                      Aa2/NR                       5,131
   170,000   6.700%, 07/01/13                                                      Aa2/NR                     170,636
   440,000   6.000%, 07/01/20                                                      Aa2/NR                     452,531
 1,000,000   4.650%, 07/01/25                                                      Aa2/NR                   1,013,020

 1,265,000   5.400%, 07/01/27                                                      Aa2/NR                   1,296,334

             State of Oregon Housing and Community Services (MBIA
                Corporation Insured)
 1,500,000   5.450%, 07/01/24                                                     Aaa/AAA                   1,503,660

             State of Oregon Housing, Educational and Cultural Facilities
                Authority (George Fox University) LOC: Bank of America
 1,000,000   5.700%, 03/01/17 pre-refunded                                         NR/AA                    1,046,790
                                                                                                            ---------

             Total Housing, Educational, and Cultural Revenue Bonds
                                                                                                           26,874,488
                                                                                                           ----------

             Transportation Revenue Bonds (5.4%)

             Oregon St. Department Transportation Highway Usertax
 1,000,000   5.500%, 11/15/14 pre-refunded                                        Aa2/AA+                   1,111,980
 2,000,000   5.500%, 11/15/16 pre-refunded                                        Aa2/AA+                   2,223,960
 3,025,000   5.500%, 11/15/18 pre-refunded                                        Aa2/AA+                   3,363,740
 2,555,000   5.375%, 11/15/18 pre-refunded                                        Aa2/AA+                   2,770,898
 1,085,000   5.000%, 11/15/20                                                     Aa2/AA+                   1,160,212
 1,140,000   5.000%, 11/15/21                                                     Aa2/AA+                   1,216,403
 4,545,000   5.125%, 11/15/26                                                     Aa2/AA+                   4,829,290
 1,000,000   5.000%, 11/15/29                                                     Aa2/AA+                   1,052,580

             Tri-County Metropolitan Transportation District, Oregon
 1,440,000   5.750%, 08/01/16 pre-refunded                                        Aa3/AA+                   1,577,664
 1,775,000   5.000%, 09/01/16                                                     Aa3/AA+                   1,885,547

             Tri-County Metropolitan Transportation District, Oregon
             (LOC: Morgan Guaranty Trust)
 2,500,000   5.400%, 06/01/19                                                      NR/AA-                   2,611,825
                                                                                                            ---------

             Total Transportation Revenue Bonds
                                                                                                            23,804,099
                                                                                                            ----------

             Urban Renewal Revenue Bonds (2.9%)

             Portland, Oregon Airport Way Renewal and Redevelopment (AMBAC
                Indemnity Corporation Insured)
 1,640,000   6.000%, 06/15/14 pre-refunded                                         Aaa/NR                   1,827,157
 1,765,000   5.750%, 06/15/20 pre-refunded                                         Aaa/NR                   1,948,366

             Portland, Oregon River District Urban Renewal and Redevelopment
              (AMBAC Indemnity Corporation Insured)
 1,420,000   5.000%, 06/15/16                                                      Aaa/NR                   1,521,005
 1,915,000   5.000%, 06/15/20                                                      Aaa/NR                   2,023,312

             Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                Indemnity Corporation Insured) (Convention Center)
 1,150,000   5.750%, 06/15/18                                                      Aaa/NR                   1,259,503
 2,000,000   5.450%, 06/15/19                                                      Aaa/NR                   2,164,300

             Portland Oregon Urban Renewal Tax Allocation
             (Interstate Corridor) (Financial Guaranty Insurance Corporation
             Insured)
 1,990,000   5.250%, 06/15/21                                                      Aaa/NR                   2,175,826
                                                                                                            ---------

             Total Urban Renewal Revenue
             Bonds                                                                                         12,919,469
                                                                                                           ----------

             Utility Revenue Bonds (1.0%)

             Emerald Peoples Utility District, Oregon
                 (Financial Security Assurance Insured)
 1,455,000   5.250%, 11/01/22                                                      Aaa/NR                   1,570,978

             Eugene, Oregon Electric
                   Utility
                 (Financial Security Assurance Insured)
 1,060,000   5.250%, 08/01/14                                                     Aaa/AAA                   1,145,902
 1,600,000   5.000%, 08/01/18                                                     Aaa/AAA                   1,662,496
                                                                                                            ---------

             Total Utility Revenue Bonds
                                                                                                            4,379,376
                                                                                                            ---------

             Water and Sewer Revenue Bonds (10.1%)

             Bend, Oregon Sewer Revenue
             (AMBAC Indemnity Corporation Insured)
 1,130,000   5.150%, 10/01/14 pre-refunded                                         Aaa/NR                   1,214,795

             Klamath Falls, Oregon Wastewater (AMBAC Indemnity
             Corporation Insured)
 1,545,000   5.650%, 06/01/20 pre-refunded                                        Aaa/AAA                   1,684,745

             Klamath Falls, Oregon Water (Financial Security
             Assurance Insured)
 1,575,000   5.500%, 07/01/16                                                     Aaa/AAA                   1,785,877

             Lebanon, Oregon Wastewater
                 (Financial Security Assurance Insured)
 1,000,000   5.700%, 03/01/20                                                     Aaa/AAA                   1,078,730

             Portland, Oregon Sewer System (Financial Guaranty
                 Insurance Corporation Insured)
 2,900,000   5.750%, 08/01/19 pre-refunded                                        Aaa/AAA                   3,177,240

             Portland, Oregon Sewer System (Financial Security
             Assurance Insured)
 2,760,000   5.250%, 06/01/17                                                     Aaa/AAA                   3,010,525
 3,470,000   5.000%, 06/01/21                                                     Aaa/AAA                   3,667,617

             Portland, Oregon Water System
 7,420,000   5.500%, 08/01/19                                                      Aa1/NR                   7,967,151
 1,235,000   5.500%, 08/01/20                                                      Aa1/NR                   1,324,463

             Salem, Oregon Water and Sewer (Financial
                 Security Assurance
             Insured)
 1,000,000   5.375%, 06/01/15                                                     Aaa/AAA                   1,119,350
 1,970,000   5.375%, 06/01/16 pre-refunded                                        Aaa/AAA                   2,126,201
 3,025,000   5.500%, 06/01/20 pre-refunded                                        Aaa/AAA                   3,280,189

             Sunrise Water Authority, Oregon (Financial Security
             Assurance Insured)
 2,630,000   5.000%, 03/01/19                                                     Aaa/AAA                   2,809,471
 1,350,000   5.250%, 03/01/24                                                     Aaa/AAA                   1,458,567

             Sunrise Water Authority, Oregon (XLCA Insured)
 1,160,000   5.000%, 09/01/25                                                     Aaa/AAA                   1,217,930

             Washington County, Oregon Clean Water Services
                 (Financial Guaranty Insurance Corporation Insured)
   995,000   5.000%, 10/01/13                                                     Aaa/AAA                   1,063,934
 3,525,000   5.125%, 10/01/17                                                     Aaa/AAA                   3,739,320

             Washington County, Oregon Clean Water Services (MBIA
             Corporation Insured)
 2,235,000   5.250%, 10/01/15                                                     Aaa/AAA                   2,486,996

             Washington County, Unified Sewer Agency  (AMBAC
                  Indemnity Corporation Insured)
   315,000   5.900%, 10/01/06                                                     Aaa/AAA                     315,907
                                                                                                              --------

             Total Water and Sewer Revenue Bonds
                                                                                                           44,529,008
                                                                                                           ----------

             Other Revenue Bonds (1.4%)

             Multnomah County, Oregon School District #1J, Special Obligations
   680,000   5.000%, 03/01/07                                                      A2/A-                      681,816

             Oregon State Department of Administration Services
             (Lottery Revenue)
                (Financial Security Assurance Insured)
 2,000,000   5.750%, 04/01/14 pre-refunded                                        Aaa/AAA                   2,165,940
 3,040,000   5.000%, 04/01/19                                                     Aaa/AAA                   3,227,294

             Total Other Revenue Bonds
                                                                                                            6,075,050
                                                                                                            ---------

             Total Revenue Bonds
                                                                                                          169,187,064
                                                                                                          -----------

             U.S. Territory (1.3%)

             Puerto Rico Municipal Finance Agency (Financial Security
             Assurance Insured)
   500,000   5.250%, 08/01/16                                                     Aaa/AAA                     543,315
 5,000,000   5.250%, 08/01/20                                                     Aaa/AAA                   5,424,050
                                                                                                            ----------

             Total U.S. Territory Bonds
                                                                                                            5,967,365
                                                                                                            ----------

             Total Municipal Bonds  (cost $416,141,601**)                          98.9%
                                                                                                          436,096,390

             Other assets less                                                      1.1
             liabilities                                                                                    4,987,044
                                                                                                            ---------

             Net Assets                                                            100.0%             $   441,083,434
                                                                                                      ---------------
                                                                                                      ---------------


             (*) Any security not rated (NR) by either rating service has been determined by the Investment
             Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

              (**) See note b.
                                                                         Percent of
             Portfolio Distribution By Quality Rating (unaudited)     Portfolio

             Aaa of Moody's or AAA of S&P
                                                                         67.6%
             Aa of Moody's or AA of S&P
                                                                         28.8
             A of Moody's or S&P
                                                                          1.8
             Baa of Moody's or BBB of S&P
                                                                          0.3
                 Not rated*
                                                                          1.5
                                                                         ----
                                                                        100.0 %
                                                                   ===========


              PORTFOLIO ABBREVIATIONS:
              AMBAC - American Municipal Bond Assurance Corp.
              LOC - Letter of Credit
              MBIA - Municipal Bond Investors Assurance
              NR       - Not Rated
              XLCA     - XL Capital Assurance

              See accompanying notes to financial statements.



                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS

 (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $415,712,620 amounted to $20,383,770, which consisted of aggregate gross unrealized appreciation of $20,708,852 and aggregate gross unrealized depreciation of $325,082.


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Vice Chair, President and Trustee
      February 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February  27, 2006